Contingent Liabilities and Provisions - Additional Information (Detail) $ in Millions, € in Billions				1 Months Ended							3 Months Ended	25 Months Ended
	Sep. 30, 2018 CAD ($)	Jan. 31, 2018 CAD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2018 CAD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 EUR (€)	Dec. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jul. 31, 2008 CAD ($)	Jun. 30, 2007 CAD ($)	Jan. 31, 2020 CAD ($)	Apr. 30, 2018 USD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2018 CAD ($)
Valeant class actions [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Underwriting offering, percentage					0.625%	0.625%	1.50%	1.50%
Underwriting offering					$ 5,250	€ 1.5	$ 900	$ 1,600
York Countyv Rambo Class Actions [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Underwriting offering, percentage			6.00%
Underwriting offering			$ 650									$ 4,000
York Countyv Rambo Class Actions [member] | Tranche One [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Underwriting offering			400
York Countyv Rambo Class Actions [member] | Tranche Two [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Underwriting offering			$ 250
Restructuring provision [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Recognised Restructuring charge											$ 339,000,000
Restructuring provision													$ 222,000,000	$ 26,000,000	$ 71,000,000
Legal proceedings contingent liability [member] | Bottom of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities													0
Legal proceedings contingent liability [member] | Top of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities													$ 1,100,000,000
Green v. Canadian Imperial Bank of Commerce, et al. [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, damages sought									$ 5,000,000,000
Fresco v. CIBC/Gaudet v. CIBC [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, damages sought										$ 500,000,000
Loss contingency, punitive damage										$ 100,000,000
Simplii Privacy Class Actions [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, damages sought				$ 550,000,000
Loss contingency, punitive damage				$ 20,000,000
Pozgaj v. CIBC and CIBC Trust [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, damages sought	$ 200,000,000
Pilon v. Amex Bank of Canada, et al. [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, punitive damage		$ 500